Condensed Interim Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance Beginning at Oct. 31, 2023	$ 17,131,223	$ 459,341	$ 2,182,221	$ (21,250)	$ (18,768,063)	$ 983,472
Balance Beginning (in Shares) at Oct. 31, 2023	607,337
Net loss for the period					(1,367,800)	(1,367,800)
Issuance of common shares, pre-funded warrants and warrants	$ 1,459,815					1,459,815
Issuance of common shares, pre-funded warrants and warrants (in Shares)	1,500,000
Exercise of warrants (Note 6c(ii))	$ 3,931,902					3,931,902
Exercise of warrants (Note 6c(ii)) (in Shares)	1,062,188
Common shares for services	$ 117		(225)			(108)
Common shares for services (in Shares)	45
Share-based compensation (Notes 8, 9)			34,112			34,112
Share-based compensation (Notes 8, 9) (in Shares)
Balance Ending at Jan. 31, 2024	$ 22,523,057	459,341	2,216,108	(21,250)	(20,135,863)	5,041,393
Balance Ending (in Shares) at Jan. 31, 2024	3,169,570
Balance Beginning at Oct. 31, 2024	$ 24,168,256	459,341	2,523,946	(21,250)	(24,022,741)	3,107,552
Balance Beginning (in Shares) at Oct. 31, 2024	4,265,186
Net loss for the period					(1,071,621)	(1,071,621)
Exercise of warrants (Note 6c(ii))	$ 437,007					437,007
Exercise of warrants (Note 6c(ii)) (in Shares)	310,388
Issuance of common shares upon vesting of restricted share units (Note 6c(i))	$ 153,638		(153,638)
Issuance of common shares upon vesting of restricted share units (Note 6c(i)) (in Shares)	118,049
Share-based compensation (Notes 8, 9)			380,738			380,738
Share-based compensation (Notes 8, 9) (in Shares)
Balance Ending at Jan. 31, 2025	$ 24,758,901	$ 459,341	$ 2,751,046	$ (21,250)	$ (25,094,362)	$ 2,853,676
Balance Ending (in Shares) at Jan. 31, 2025	4,693,623